Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Capital and Net Debt

The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2018 €m	2017 €m
Capital and reserves attributable to the Company’s equity holders	16,029	14,491
Net debt	6,984	5,796
Capital and net debt	23,013	20,287

Summary of Interest Rate Risk

The following table demonstrates the impact on profit before tax and total equity of a range of possible changes in the interest rates applicable to net floating rate borrowings, with all other variables held constant. These impacts are calculated based on the closing balance sheet for the relevant period and assume all floating interest rates and interest curves change by the same amount. For profit before tax, the impact shown is the impact on closing balance sheet floating rate net debt for a full year while for total equity the impact shown is the impact on the value of financial instruments.

Percentage change in cost of borrowings		+/-1%
Impact on profit before tax	2018	+/- €4m
	2017	+/-€6m
	2016	+/- €6m

Impact on total equity	2018	-/+ €6.7m
	2017	-/+ €0.4m
	2016	-/+ €1.0m

Summary of Foreign Currency Risk

The following table demonstrates the sensitivity of profit before tax and equity to selected movements in the relevant euro/US Dollar exchange rate (with all other variables held constant); the US Dollar has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in the US. The impact on profit before tax is based on changing the euro/US Dollar exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the euro/US Dollar exchange rate used in measuring the closing balance sheet.

Percentage change in relevant €/US$ exchange rate		+/-5%
Impact on profit before tax	2018	-/+ €149m
	2017	-/+ €53m
	2016	-/+ €54m

Impact on total equity*	2018	-/+ €399m
	2017	-/+ €291m
	2016	-/+ €275m

* Includes the impact on financial instruments which is as follows:	2018	+/-€204m
	2017	+/-€165m
	2016	+/-€146m

Financial instruments include deposits, money market funds, commercial papers, bank loans, medium-term notes and other fixed term debt, interest rate swaps, commodity swaps and foreign exchange contracts. They exclude trade receivables and trade payables.

Summary of Notional and Fair Values in Respect of Derivative Contracts

The notional and fair values in respect of derivative contracts as at 31 December 2018 and 31 December 2017 were as follows:

Profile of commodity products
	As at 31 December 2018		As at 31 December 2017
	Notional value €m	Fair value €m	Notional value €m	Fair value €m
Commodity contracts	162	-	49	-
Derivative (liability)/asset	-	(27)	-	11

Disclosure of Projected Contractual Undiscounted Cash Out flows Principal and Interest Arising From Groups Trade and Other Payables Gross Debt and Derivative Financial Instruments

The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year €m	Between 1 and 2 years €m	Between 2 and 3 years €m	Between 3 and 4 years €m	Between 4 and 5 years €m	After 5 years €m	Total €m
At 31 December 2018

Financial liabilities - cash outflows

Trade and other payables	4,609	160	30	18	11	348	5,176

Finance leases	5	3	3	2	2	6	21

Other interest-bearing loans and borrowings	620	752	953	375	753	5,856	9,309

Interest payments on finance leases	-	-	-	-	-	2	2

Interest payments on other interest-bearing loans and borrowings (i)	328	297	265	248	224	2,022	3,384

Cross-currency swaps - gross cash outflows	2,320	2	-	-	-	-	2,322

Other derivative financial instruments	30	2	-	-	-	-	32
Gross projected cash outflows	7,912	1,216	1,251	643	990	8,234	20,246

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(11)	(9)	(9)	(9)	(4)	(1)	(43)

Cross-currency swaps - gross cash inflows	(2,346)	(2)	-	-	-	-	(2,348)

Other derivative financial instruments	(3)	(2)	(1)	-	-	-	(6)
Gross projected cash inflows	(2,360)	(13)	(10)	(9)	(4)	(1)	(2,397)

The equivalent disclosure for the prior year is as follows:

At 31 December 2017

Financial liabilities - cash outflows

Trade and other payables	4,534	126	38	20	16	36	4,770

Finance leases	3	2	2	1	1	3	12

Other interest-bearing loans and borrowings	320	501	751	934	362	5,082	7,950

Interest payments on finance leases	1	-	-	-	-	2	3

Interest payments on other interest-bearing loans and borrowings (i)	283	260	231	200	184	1,381	2,539

Cross-currency swaps - gross cash outflows	2,391	-	-	-	-	-	2,391
Gross projected cash outflows	7,532	889	1,022	1,155	563	6,504	17,665

Derivative financial instruments - cash inflows

Interest rate swaps - net cash inflows (ii)	(26)	(14)	(13)	(13)	(13)	(16)	(95)

Cross-currency swaps - gross cash inflows	(2,399)	-	-	-	-	-	(2,399)
Gross projected cash inflows	(2,425)	(14)	(13)	(13)	(13)	(16)	(2,494)

(i)

At 31 December 2018 and 31 December 2017, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.

(ii)

The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.